Lease Liabilities	12 Months Ended
Dec. 31, 2020
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Lease Liabilities	NOTE 19 LEASE LIABILITIES
Average Rate of Interest (%)		2020	2019
Lease liabilities - non-current	3.0	891	859
Current portion of lease liabilities	2.7	249	214
Total		1,140	1,073